SUPPLEMENT TO THE
                   STATEMENTS OF ADDITIONAL INFORMATION ("SAIs")
                                       OF
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS
                        EVERGREEN GROWTH AND INCOME FUNDS
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                             EVERGREEN SECTOR FUNDS
                EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
                  EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS
                        EVERGREEN VARIABLE ANNUITY FUNDS
                           (collectively the "Funds")

     Effective March 1, 2002, the section entitled "Trustee Ownership of Evergreen Funds shares" under the MANAGEMENT OF TRUST section in part two of the Funds' SAIs is replaced with the following:

Trustee Ownership of Evergreen Funds shares

---------------------------- ---------------------------------------------- --------------------- --------------------
                                                                                                   Aggregate Dollar
Trustee                                          Fund                         Dollar Range of          Range of
                                                                             Investment in Fund   Investment in Fund
                                                                                                        Complex
---------------------------- ---------------------------------------------- --------------------- --------------------
Austin, Charles A., III*     Evergreen Health Care Fund                     $1-$10,000            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Gifford, K. Dun              None
============================ ============================================== ===================== ====================
Keith, Dr. Leroy, Jr.        Evergreen Omega Fund                           $10,001-$50,000       $10,001-$50,000
============================ ============================================== ===================== ====================
McDonnell, Gerald M.*        Evergreen Capital Growth Fund                  $10,001-$50,000       $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Emerging Markets Growth Fund         $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Health Care Fund                     $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Short Duration Income Fund           $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
McVerry, Thomas L.*          Evergreen Aggressive Growth Fund               $10,001-$50,000       $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $1-$10,000
============================ ============================================== ===================== ====================
Pettit, William W.*          Evergreen Emerging Markets Growth Fund         $1-$10,000            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
============================ ============================================== ===================== ====================
Richardson, David M.         Evergreen Equity Index Fund                    $10,001-$50,000       $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Salton, Dr. Russell A., III* None
============================ ============================================== ===================== ====================
Scofield, Michael S.*        Evergreen Aggressive Growth Fund               $10,001-$50,000       Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Balanced Fund                        $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Equity Index Fund                    $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Intermediate Term Bond Fund          $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Shima, Richard               Evergreen Connecticut Municipal Bond Fund      $10,001-$50,000       Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen International Growth Fund            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
============================ ============================================== ===================== ====================
Wagoner, Richard             Evergreen Omega Fund                           $50,001-$100,000      Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Cap Value Fund                 Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Company Growth Fund            $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Money Market Fund                    Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------

* In addition to the above  investment  amounts,  the Trustee has over  $100,000 indirectly invested in certain of the Evergreen Funds through Deferred Compensation plans.

May 31, 2002                                                       561835 (5/02)